19. Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	R$ 892,862	R$ 1,078,204	R$ 1,173,075
Additional provisions	348,388	162,859	128,447
Interest and inflation adjustment	252,243	124,057	148,336
Use of the accrual	(250,280)	(244,077)	(250,862)
Amounts not used (reversal)	(207,405)	(228,181)	(120,792)
Provisions, ending	1,035,808	892,862	1,078,204
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	290,649	438,619	572,210
Additional provisions	57,314	29,732	26,642
Interest and inflation adjustment	53,929	40,749	44,805
Use of the accrual	(99,379)	(141,421)	(138,466)
Amounts not used (reversal)	(48,848)	(77,030)	(66,572)
Provisions, ending	253,665	290,649	438,619
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	67,985	332,037	332,667
Additional provisions	54,223	36,100	23,017
Interest and inflation adjustment	102,686	21,161	36,888
Use of the accrual	(42,948)	(308,253)	(39,433)
Amounts not used (reversal)	(28,292)	(13,060)	(21,102)
Provisions, ending	153,654	67,985	332,037
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	98,302	114,544	131,286
Additional provisions	28,888	22,578	13,517
Interest and inflation adjustment	18,713	12,939	12,057
Use of the accrual	(9,766)	(16,146)	(19,975)
Amounts not used (reversal)	(42,227)	(35,613)	(22,341)
Provisions, ending	93,910	98,302	114,544
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	63,335	77,100	69,898
Additional provisions	11,821	10,763	6,877
Interest and inflation adjustment	2,918	4,157	7,392
Use of the accrual	(4,982)	(2,490)	(259)
Amounts not used (reversal)	(13,949)	(26,195)	(6,808)
Provisions, ending	59,143	63,335	77,100
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	302,935	299,842	285,413
Additional provisions	167,995	83,499	55,106
Interest and inflation adjustment	61,483	32,290	38,861
Use of the accrual	(112,084)	(44,900)	(43,498)
Amounts not used (reversal)	(95,200)	(67,796)	(36,040)
Provisions, ending	325,129	302,935	299,842
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	170,419	160,446	150,084
Additional provisions	42,198	33,392	32,377
Interest and inflation adjustment	24,358	18,294	16,156
Use of the accrual	(312)	(115)	(24,585)
Amounts not used (reversal)	(43,713)	(41,598)	(13,586)
Provisions, ending	192,950	170,419	160,446
Subtotal
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	993,625	1,422,588	1,541,558
Additional provisions	362,439	216,064	157,536
Interest and inflation adjustment	264,087	129,590	156,159
Use of the accrual	(269,471)	(513,325)	(266,216)
Amounts not used (reversal)	(272,229)	(261,292)	(166,449)
Provisions, ending	1,078,451	993,625	1,422,588
Escrow deposits
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	(100,763)	(344,384)	(368,483)
Additional provisions	(14,051)	(53,205)	(29,089)
Interest and inflation adjustment	(11,844)	(5,533)	(7,823)
Use of the accrual	19,191	269,248	15,354
Amounts not used (reversal)	64,824	33,111	45,657
Provisions, ending	R$ (42,643)	R$ (100,763)	R$ (344,384)